SHAREHOLDERS' EQUITY (Schedule of share-based compensation expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	$ 395	$ 190	$ 226
Cost of revenue [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	144	0	0
Research and development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	22	0	0
Sales and marketing [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	36	0	0
General and administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	$ 193	$ 190	$ 226